Property and Equipment (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Beginning balance	$ 43,825	$ 12,365	$ 421
Addition	42,831	31,460	11,944
Ending balance	86,656	43,825	12,365
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	39,604	12,082	421
Addition	18,492	27,522	11,661
Ending balance	58,096	39,604	12,082
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,221	283
Addition	1,498	3,938	283
Ending balance	5,719	4,221	283
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition	22,841
Ending balance	$ 22,841